CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Accumulated Depreciation
SHAREHOLDERS' (DEFICIT)
Allocation shares, issued	1,000	1,000	1,000
Allocation shares, outstanding	1,000	1,000	1,000
Common shares, authorized	500,000,000	500,000,000	500,000,000
Common shares, issued	3,115,500	77,887,500	77,887,500
Common shares, outstanding	3,115,500	77,887,500	77,887,500
As Restated [Member]
Current Assets
Accumulated Depreciation	$ 200,000
SHAREHOLDERS' (DEFICIT)
Allocation shares, issued	1,000
Allocation shares, outstanding	1,000
Common shares, authorized	500,000,000
Common shares, issued	3,115,500
Common shares, outstanding	3,115,500